Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Intangible Assets

Note 7 ❑ Intangible Assets

The following is a summary of intangible assets, net of accumulated amortization, included in the Consolidated Statements of Condition:

(Dollars in thousands)	Goodwill	Other Intangible Assets (a)

December 31, 2008	$192,408	$45,082
Amortization expense (b)	-	(6,017)
Impairment (c)(d)	(16,591)	(341)
Divestitures (d)	(10,289)	(815)
Additions	-	347

December 31, 2009	$165,528	$38,256

Amortization expense (b)	-	(5,526)
Impairment (c)(d)	(3,348)	-
Additions	-	151

December 31, 2010	$162,180	$32,881

Amortization expense (b)	-	(4,380)
Impairment (c)(d)	(10,100)	-
Divestitures (d)	(18,421)	(2,258)

December 31, 2011	$133,659	$26,243

Certain previously reported amounts have been reclassified to agree with current presentation.

(a)	Represents customer lists, acquired contracts, premium on purchased deposits, and covenants not to compete.

(b)

Amortization expense related to First Horizon Insurance and First Horizon Msaver, Inc. of $.4 million, $1.4 million, and $1.7 million for 2011, 2010, and 2009, respectively, is included in Income/(loss) from discontinued operations, net of tax on the consolidated Statements of Income.

(c)	See Note 26 – Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.

(d)	See Note 2 – Acquisitions and Divestitures for further details regarding goodwill related to divestitures.

The gross carrying amount of other intangible assets subject to amortization is $105.3 million on December 31, 2011, net of $79.0 million of accumulated amortization. Estimated aggregate amortization expense is expected to be $3.8 million, $3.6 million, $3.5 million, $3.3 million, and $3.1 million for the twelve- month periods of 2012, 2013, 2014, 2015 and 2016, respectively.

The agreement to sell FHI resulted in a pre-tax goodwill impairment of $10.1 million in first quarter 2011. In second quarter 2011, the remaining $16.4 million of goodwill was removed in conjunction with the divestiture. The sale of Msaver during third quarter 2011 resulted in the removal of $2.0 million of goodwill. During 2011, FHN also recognized $2.2 million and $.1 million of other intangible asset write-offs related to the FHI and Msaver divestitures, respectively.

In 2010, FHN exited its institutional equity research business, FTN Equity Capital Markets ("FTN ECM"), and incurred a pre-tax goodwill impairment of $3.3 million. FHN also recognized an addition of other intangible assets of $.2 million related to the purchase of a book of business.

In 2009, FHN's non-strategic segment incurred pre-tax goodwill impairments of $14.3 million related to the agreement to sell FTN ECM. In connection with the divestiture of the Atlanta insurance business and FERP, FHN recognized goodwill write-offs of $8.0 million and $2.3 million, respectively, which are included in Income/losses on divestitures on the Consolidated Statements of Income. As a result of the closure of the remaining Atlanta insurance business that was excluded from the sale, there was an additional goodwill impairment of $2.3 million. FHN also recognized $.3 million of other intangible impairments related to customer lists, $.8 million of write-offs related to disposals, and additions of $.3 million.

The following is a summary of gross goodwill and accumulated impairment losses and write-offs detailed by reportable segments included in the Consolidated Statements of Condition through December 31, 2011. Gross goodwill, accumulated impairments, and accumulated divestiture related write-offs were determined beginning on January 1, 2002, when a change in accounting requirements resulted in goodwill being assessed for impairment rather than being amortized. Consistent with historical practices, FHN moved FHI's historical goodwill activity to the non-strategic segment in first quarter 2011 and moved Msaver's historical goodwill activity to the non-strategic segment in third quarter 2011.

(Dollars in thousands)	Non-Strategic	Regional Banking	Capital Markets	Total

Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(84,084)	-	-	(84,084)
Accumulated divestiture related write-offs	(57,162)	-	-	(57,162)

December 31, 2008	$58,749	$36,238	$97,421	$192,408

Additions	-	-	-	-
Impairments	(16,591)	-	-	(16,591)
Divestitures	(10,289)	-	-	(10,289)

Net change in goodwill during 2009	(26,880)	-	-	(26,880)

Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(100,675)	-	-	(100,675)
Accumulated divestiture related write-offs	(67,451)	-	-	(67,451)

December 31, 2009	$31,869	$36,238	$97,421	$165,528

Additions	-	-	-	-
Impairments	(3,348)	-	-	(3,348)
Divestitures	-	-	-	-

Net change in goodwill during 2010	(3,348)	-	-	(3,348)

Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(104,023)	-	-	(104,023)
Accumulated divestiture related write-offs	(67,451)	-	-	(67,451)

December 31, 2010	$28,521	$36,238	$97,421	$162,180

Additions	-	-	-	-
Impairments	(10,100)	-	-	(10,100)
Divestitures	(18,421)	-	-	(18,421)

Net change in goodwill during 2011	(28,521)	-	-	(28,521)

Gross goodwill	$199,995	$36,238	$97,421	$333,654
Accumulated impairments	(114,123)	-	-	(114,123)
Accumulated divestiture related write-offs	(85,872)	-	-	(85,872)

December 31, 2011	$-	$36,238	$97,421	$133,659

Certain previously reported amounts have been reclassified to agree with current presentation.